Series G Preferred Units and Repurchase Obligation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended													1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended														12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 25, 2012	Jan. 17, 2012	May 31, 2011	May 26, 2011	Feb. 09, 2011	Jan. 13, 2011	Dec. 01, 2011 Accredited investors [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Jan. 17, 2012 Continental Company [Member]	May 31, 2011 Continental Company [Member]	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 November 17, 2012 [Member]	Dec. 31, 2011 November 17, 2012 [Member]	Jun. 30, 2012 February 21, 2014 [Member]	Dec. 31, 2011 February 21, 2014 [Member]	Jun. 30, 2012 Series G Preferred Units [Member]	Jun. 30, 2012 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	Nov. 30, 2011 Series G Preferred Units [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Accredited investors [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Holdings II [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Holdings II [Member]	May 31, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Apr. 13, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 28, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 20, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Dec. 31, 2011 Series F and Series G Redeemable preferred units [Member]
Class of Stock [Line Items]
Preferred Units issued														9,650	2,000	1,000	2,000											39,358	18,250	34,108		13,250	14,958	2,000	17,650	2,000	15,650	2,000	2,000	6,500	4,500
Issue price per Series G Preferred Unit																												$ 1,000		$ 1,000
Consideration from Preferred Units issued																												$ 34,100,000	$ 18,300,000	$ 22,600,000	$ 52,400,000
Accretion of preferred stock	6,847,782		7,523,459		239,408	73,077,280	126,017																			6,800,000	7,500,000
Proceeds from sale of preferred stock																												22,608,000														34,108,000
Gross proceeds of outstanding Series G Preferred Stock in Subsequent Issuance																											50,000,000
Initial annual cumulative dividend			10.00%		10.00%																	15.00%	15.00%	18.00%	18.00%
Dividend accrued and expensed	777,000.0		1,800,000		238,000
Common stock share purchased										3,750,000
Common stock, purchase price										$ 4.00			$ 2.00
Issued senior preferred membership interests										15,000,000
Net proceeds after agent commission											14,400,000
Common stock shares issued	206,947,124		206,947,124		204,815,210	125,595,418						54,500,000							562,500
Issue proceeds																			15,000,000
Purchase of Series G Preferred Units																		5,000
Purchase price of Series G preferred units																		5,000,000
Additional distribution of shares of common stock																		682,500
Maximum working capital facility in total credit									75,000,000
Working capital facility exceed certain percentage on earning before interest, taxes, depreciation and amortization									300.00%
Original principal amount of outstanding preferred equity securities issue									80,000,000
Related party interest expense	227,409	43,200	250,000	43,200	43,200	2,884,511	3,680,149													227,000	250,000
Fair value of the Repurchase Obligation								12,500,000
Deemed dividend offset to additional paid in capital	$ 1,200,000		$ 388,000.0